Investments and fair value measurements - Schedule of Investment Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Investment Income [Line Items]
Interest and investment income	$ 3,128	$ 2,233	$ 2,377
Available-for-sale debt securities
Net Investment Income [Line Items]
Interest and investment income	773	408	262
Held-to-maturity debt securities
Net Investment Income [Line Items]
Interest and investment income	1,984	1,326	743
Equity investments
Net Investment Income [Line Items]
Interest and investment income	(89)	146	115
Mortgage loans
Net Investment Income [Line Items]
Interest and investment income	168	194	325
Other
Net Investment Income [Line Items]
Interest and investment income	$ 292	$ 159	$ 932